Cash	9 Months Ended
Dec. 31, 2017
Cash and Cash Equivalents [Abstract]
Cash

Note 4 - Cash

	Successor		Predecessor
	December 31, 2017	March 31, 2017	March 31, 2016
	(Unaudited)	(Audited)	(Audited)

Cash on hand	$13,987	$-	$-
Cash at bank	6,597,234	4,821,869	248,912
	$6,611,221	$4,821,869	$248,912